Related Party Disclosures	12 Months Ended
Jun. 30, 2024
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES
29.	RELATED PARTY DISCLOSURES

Balances between the Company and its subsidiaries which are related parties of the Company have been eliminated on consolidation and are not disclosed in this note. Details of percentage of ordinary shares held in subsidiaries are disclosed in Note 32 to the financial statements. Note 32 provides information about the group’s structure including the details of the subsidiaries and the holding company.

During the financial year ended 30 June 2023 the Company received capital contributions from European Lithium Limited (ASX: EUR), being the previous parent entity of the Company of $5,390,497. During the period 1 July 2023 until 29 February 2024 upon closing of the Transaction, the Company received capital contribution from EUR of $1,264,060 (note 23). The issue of shares in the Company pursuant to funding received remained outstanding at the balance sheet date.

Following completion of the merger transaction, EUR has continued to provide financial support to the Company. As at 30 June 2024, the amount owing was $4,268,857 (30 June 2023: $34,603).